Financial Instruments and Risk Management (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2013	Aug. 27, 2014	Apr. 03, 2013	Jun. 18, 2013	Dec. 24, 2013	Sep. 16, 2013	Feb. 28, 2013	Jun. 25, 2013
Derivative [Line Items]
Interest rate cash flow hedge loss reclassified to net earnings		$ 800,000
Pre-tax net losses on cash flow hedges to be reclassified from AOCE into earnings in next twelve months	29,000,000
Payments for contingent consideration	150,000,000	0	0
Purchase consideration, contingent consideration	470,000,000
Accretion expense	35,300,000	32,300,000
Other current liabilities
Derivative [Line Items]
Liability derivatives, fair value	(19,600,000)
Purchase consideration, contingent consideration	20,000,000	250,000,000
Contingent consideration | Minimum
Derivative [Line Items]
Rate used to discount net cash inflows to present values	0.80%
Contingent consideration | Maximum
Derivative [Line Items]
Rate used to discount net cash inflows to present values	11.30%
Change during period, fair value disclosure
Derivative [Line Items]
Adjustment to contingent consideration liability		3,100,000
Agila Specialties
Derivative [Line Items]
Rate used to discount net cash inflows to present values				13.00%
Payments for contingent consideration	150,000,000
Purchase consideration, contingent consideration				230,000,000
Net investment hedging relationships
Derivative [Line Items]
Amount of loss recognized in earnings on derivatives		0	0
2023 Senior Notes (3.125% coupon)
Derivative [Line Items]
Debt instrument, interest rate at period end	0.57%
Senior Notes | 2016 Senior Notes (1.800% coupon)
Derivative [Line Items]
Debt instrument, interest rate, stated percentage							1.80%
Senior Notes | 2023 Senior Notes (3.125% coupon)
Derivative [Line Items]
Debt instrument, interest rate, stated percentage								3.125%
Face amount of debt								750,000,000
Terminated | Net investment hedging relationships
Derivative [Line Items]
Amount of loss recognized in earnings on derivatives	14,600,000
Cash flow hedging
Derivative [Line Items]
Notional amount of derivative					575,000,000
Maximum length of time hedged in cash flow hedge, in years					10 years 0 months 0 days
Purchased cash convertible note hedge
Derivative [Line Items]
Fair value of credit risk derivatives	1,850,000,000
Other operating (income) expense | Agila Specialties
Derivative [Line Items]
Adjustment to contingent consideration liability	80,000,000
Interest rate swaps
Derivative [Line Items]
Notional amount of derivative	750,000,000	1,800,000,000
Interest rate swaps | 2016 Senior Notes (1.800% coupon)
Derivative [Line Items]
Notional amount of derivative							500,000,000
Interest rate swaps | Terminated
Derivative [Line Items]
Loss on cash flow hedge ineffectiveness		800,000
Interest rate swaps | Terminated | Agila Specialties
Derivative [Line Items]
Interest rate cash flow hedge loss reclassified to net earnings		41,200,000
Interest rate swaps | Effective November 2013
Derivative [Line Items]
Notional amount of derivative									930,000,000	1,070,000,000
Interest rate swaps | Effective December 2014 to August 2015
Derivative [Line Items]
Notional amount of derivative						1,800,000,000
Maturity, years						10 years 0 months 0 days
Floating Rate | Interest rate swaps
Derivative [Line Items]
Notional amount of derivative	0	0
Floating Rate | Interest rate swaps | Terminated
Derivative [Line Items]
Notional amount of derivative											750,000,000
Fair value hedging
Derivative [Line Items]
Amount of loss recognized in earnings on derivatives	35,600,000	(17,900,000)	19,600,000
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(27,000,000)	32,900,000	(6,800,000)
Fair value hedging | Interest rate swaps | Interest expense
Derivative [Line Items]
Amount of loss recognized in earnings on derivatives	35,600,000	(17,900,000)	19,600,000
Fair value hedging | 2016 Senior Notes (1.800% coupon) | Interest expense
Derivative [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(900,000)	400,000
Fair value hedging | 2016 Senior Notes (1.800% coupon) | Interest expense | Terminated
Derivative [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	$ 400,000